Basis of preparation	6 Months Ended
Jun. 30, 2021
Basis of preparation
Basis of preparation

Basis of preparation

These condensed consolidated interim financial statements have been prepared in accordance with IAS 34 ‘Interim Financial Reporting’ as adopted by the European Union and as issued by the IASB. The condensed consolidated interim financial statements do not contain all information required for an annual report and should therefore be read in conjunction with our annual report 2020.

Impact of COVID-19 on the financial statements

To date we have experienced limited impact on our financial performance, financial position, cash flows and significant judgements and estimates, although we continue to face additional risks and challenges associated with the impact of the outbreak.